REVENUE RECOGNITION (Tables)	12 Months Ended
Jan. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Year Ended January 31,
(in thousands)	2023	2022	2021
Revenue by recurrence:
Recurring revenue	$197,398	$230,969	$223,405
Nonrecurring revenue	114,664	243,073	220,053
Total revenue	$312,062	$474,042	$443,458

Schedule of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	January 31,
(in thousands)	2023	2022
Accounts receivable, net	$113,201	$179,198
Contract assets, net	$17,476	$27,908
Contract liabilities	$94,882	$83,158
Long-term contract liabilities	$14,382	$14,520

Schedule of Remaining Performance Obligation
The following table provides information about our RPO:

	January 31,
(in thousands)	2023	2022
RPO:
Expected to be recognized within 1 year	$280,662	$300,212
Expected to be recognized in more than 1 year	302,329	211,346
Total RPO	$582,991	$511,558